Unaudited Condensed Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Commissions, Related Party	$ 1,437,424	$ 1,366,387
Vessel Operating Expenses, Related Party	224,647	247,728
General and administrative expenses (including $1,150,000 and $1,180,000, respectively, to related party)	3,458,739	3,167,568
Net Gain (Loss) on Sale of Vessels, Related Party	0	131,500
Related Party [Member]
General and administrative expenses (including $1,150,000 and $1,180,000, respectively, to related party)	$ 1,180,000	$ 1,150,000